Note 3 - Inventories - Summary of Inventories (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Inventory	$ 1,704,391	$ 1,193,018
Lubricant [Member]
Inventory	1,043,763	1,107,571
Victualing [Member]
Inventory	79,965	85,447
Bunkers [Member]
Inventory	$ 580,663